INVESTMENTS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,400,000	$ 1,300,000
Equity Method Investment, Other than Temporary Impairment	0
Avendra LLC
Schedule of Equity Method Investments [Line Items]
Equity method investments	6,200,000	9,400,000
Useful lives of the difference between the carrying amount and underlying equity of equity method investments (years)	10 years
Equity method investment ownership percentage	10.20%
Volume rebates	3,500,000	2,900,000	2,800,000
The difference between the carrying value of the investment and underlying equity	6,000,000	8,000,000
Golf Club
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	2
Business, Sports and Alumni Clubs
Schedule of Equity Method Investments [Line Items]
Number of Joint Ventures	1
Impairment Of Assets [Member] | Level 3
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment	0	716,000	0
Investments, Fair Value Disclosure	$ 0	$ 1,077,000	$ 0